Basis of Preparation and Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Disclosure Of Basis Of Presentation And Summary Of Significant Accounting Policies [Abstract]
Basis of Preparation and Summary of Significant Accounting Policies

Note 2 — Basis of Preparation and Summary of Significant Accounting Policies

Basis of Preparation

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and the interpretations of the IFRS Interpretations Committee (“IFRS IC”) as issued by the International Accounting Standards Board (“IFRS”). The consolidated financial statements have been prepared on a historical cost basis, unless otherwise disclosed.

The consolidated financial statements are presented in Euro (“EUR” or “€”). In these notes, Euro amounts are presented in thousands, except for share and per share amounts and as otherwise indicated.

Basis of Consolidation

The consolidated financial statements include the financial statements of the Company and entities controlled by the Company (its subsidiaries). Control is achieved when the Company:

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has power over the investee;
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is exposed, or has rights, to variable returns from its involvement with the investee; and
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has the ability to use its power to affect its returns.

The Company reassesses whether or not it controls an investee if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.

The results of the subsidiaries are included in the consolidated statements of profit or loss and comprehensive loss, consolidated statements of financial position, consolidated statements of changes in equity and consolidated statements of cash flows from the effective date of acquisition up to the date when control ceases to exist. When necessary, adjustments are made to the financial statements of subsidiaries to bring their accounting policies into line with those used by the Company.

All inter-company transactions and unrealized gains on transactions between the Company and its subsidiaries are eliminated.

Going Concern

The Group has incurred a net loss since its inception and for all periods presented. Management has assessed it appropriate to prepare these consolidated financial statements on a going concern basis, taking into account the cash balance of €438.5 million as at December 31, 2022. See Note 19 for more information regarding the capital structure of the Company. In June 2022, the Group entered into a licensing agreement with A. Menarini International Licensing S.A. (“Menarini”), whereby the Group received an upfront payment of €115.0 million in July 2022 in exchange for allowing Menarini to locally develop, obtain and maintain regulatory approval, and commercialize finished products containing obicetrapib and ezetimibe. See Note 5 for more information regarding the agreement with Menarini.

In November 2022, the Company completed the Business Combination (as defined below) described in Note 4. The Company received proceeds of €69.8 million as a result of the Business Combination and €228.3 million as a result of the concurrent PIPE Financing. The proceeds from the Business Combination and the upfront payment from Menarini, along with the Company’s cash, is expected to be sufficient to fund the Company’s anticipated level of operations through 2026.

In this respect, management has not identified any material uncertainties that may cast a significant doubt about the Company’s ability to continue to adopt the going concern basis of accounting for a period at least twelve months from the date when the consolidated financial statements are authorized for issue.

Consolidated Statement of Cash Flows

The Consolidated Statement of Cash Flows has been prepared using the indirect method. The cash disclosed in the Consolidated Statement of Cash Flows comprises of cash at bank.

Revenue

Under IFRS 15, to determine the recognition of revenue, the Company performs the following five steps:

1.
identify the contract(s) with the customer;
2.
identify the performance obligations in the in the contract;
3.
determine the transaction price;
4.
allocate the transaction price to the performance obligations in the contract; and
5.
recognize revenue when (or as) the Company satisfies a performance obligation.

The Company performs an analysis to identify the performance obligations for its license agreement. Where a license agreement comprises several promises, it must be assessed whether these promises are capable of being distinct within the context of the contract. Promised goods or services are considered distinct when: (i) the customer can benefit from the good or service on its own or together with other readily available resources, and (ii) the promised good or service is separately identifiable from other promises in the contract. In assessing whether promised goods or services are distinct, the Company considers factors such as the stage of development of the underlying intellectual property, the capabilities of the customer to develop the intellectual property on their own and whether the required expertise is readily available. In addition, the Company considers whether the customer can benefit from a promise for its intended purpose without the receipt of the remaining promises, whether the value of the promise is dependent on the unsatisfied promises, whether there are other vendors that could provide the remaining promises, and whether it is separately identifiable from the remaining promises.

The Company estimates the transaction price based on the amount of consideration the Company expects to receive for transferring the promised goods or services in the contract. The consideration may include both fixed consideration and variable consideration. At the inception of each arrangement that includes variable consideration, the Company evaluates the amount of the potential payments and the likelihood that the payments will be received. The Company utilizes either the most likely amount method or expected value method to estimate variable consideration to include in the transaction price based on which method better predicts the amount of consideration expected to be received. The amount included in the transaction price is constrained to the amount for which it is highly probable that a significant reversal of cumulative revenue recognized will not occur. At the end of each subsequent reporting period, the Company re-evaluates the estimated variable consideration included in the transaction price and any related constraint, and if necessary, adjusts its estimate of the overall transaction price. Any such adjustments are recorded on a cumulative catch-up basis in the period of adjustment.

After the transaction price is determined, it is allocated to the identified performance obligations based on the estimated standalone selling price. The Company must develop assumptions that require judgment to determine the standalone selling price for each performance obligation identified in the contract. The Company utilizes key assumptions to determine the standalone selling price, which may include other comparable transactions, pricing considered in negotiating the transaction, probabilities of technical and regulatory success and the estimated costs. Certain variable consideration is allocated specifically to one or more performance obligations in a contract when the terms of the variable consideration relate to the satisfaction of the performance obligation and the resulting amounts allocated to each performance obligation are consistent with the amounts the Company would expect to receive for each performance obligation.

Revenue is recognized when the customer obtains control of the goods and/or services as provided in the license agreement. The control can be transferred over time or at a point in time – which results in the recognition of revenue over time or at a point in time. The Company recognizes revenue over time as the customer simultaneously receive the benefits provided by the Company’s performance, satisfied over time.

Upfront licensing payments are recognized as revenue at the point in time when the Company transfers control of the license only if the license is determined to be a separate performance obligation from other undelivered performance obligations. Contingent development costs and milestone payments are generally included in the transaction price at the amount stipulated in the respective agreement and recognized to the extent that it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur.

The Company will recognize royalty revenue at the later of (i) when the related sales occur, or (ii) when the performance obligation to which some or all of the royalty has been allocated has been satisfied (or partially satisfied).

Research and Development Expense

Research and development costs are recognized as an expense when incurred and are typically made up of clinical and preclinical activities, drug development and manufacturing costs, and include costs for clinical research organizations and investigative sites. Costs for certain development activities, such as clinical trials, are recognized based on an evaluation of the progress to completion of specific tasks using data such as information provided by vendors on their actual costs incurred. The determination of the level of services performed by the vendors and the associated expenditure incurred for the services provided is made at each balance sheet date.

Development expenses are capitalized only if the cost involved can be measured reliably, the product or process under development is technically feasible, future economic benefits are probable and the Group has the intention and resources to complete development and use or sell it. Due to the regulatory environment and other types of uncertainty, management has determined that the criteria for capitalizing development costs to intangible assets, as set out in IAS 38, have not been met and therefore the Group has not capitalized any development expenses in 2022, 2021 or 2020. Significant estimates and judgments are further described in Note 3.

Selling, General and Administrative Expenses

Expenses are recognized on the accrual basis when incurred by the Group.

Personnel Expenses

Wages and salaries, social security contributions, payroll taxes, bonuses, and other employee benefits are recognized on the accrual basis in which the employee provides the associated services.

The Group’s pension plans are classified as defined contribution plans, and, accordingly, no pension obligations are recognized in the balance sheet. Costs relating to defined contribution plans are included in the income statement in the period in which they are incurred, and outstanding contributions are included in trade and other payables.

Share Listing Expense

The Merger with FLAC, as defined in Note 4, has been accounted for within the scope of IFRS 2, as FLAC does not constitute a business under IFRS 3. Based on IFRS 2 and from an analysis of the transaction, it has been considered that the excess of fair value of Ordinary Shares issued over the fair value of FLAC’s identifiable net assets acquired represents compensation for the service of stock exchange listing for its shares and has been expensed as incurred.

Current Prepayments and Other Receivables

Prepayments are recognized upon the occurrence of a payment made for an expenditure during one accounting period that will be consumed and incurred in a future period. Prepayments expire and become expenses with the passage of time, use, or events. Value added tax receivable is measured at cost.

Expected credit losses

The Group applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. Trade receivables are written off when there is no reasonable expectation of recovery. Indicators that there is no reasonable expectation of recovery include, amongst others, the failure of a debtor to engage in a repayment plan with the Group, and a failure to make contractual payments for a period of greater than 120 days past due. Impairment losses on trade receivables and contract assets are presented as net impairment losses within operating profit. Subsequent recoveries of amounts previously written off are credited against the same line item.

Income Taxes

Income tax expense represents the aggregate amount determined on the profit for the period based on current tax and deferred tax.

In cases where the tax relates to items that are charged to other comprehensive income or directly to equity, the tax is also charged respectively to other comprehensive income or directly to equity.

In evaluating the probability of recognizing income tax assets, management makes estimates related to the expectation of future taxable income, applicable tax opportunities, tax planning strategies, and recent financial performance. In making its assessment, management gives weight to positive and negative evidence that can be objectively verified. The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Current tax

The tax currently payable is based on taxable profit for the year. Taxable profit differs from net profit as reported in profit or loss because it excludes items of income or expense that are taxable or deductible in other years and it further excludes items that are never taxable or deductible. The Group’s liability for current tax is calculated using tax rates that have been enacted or substantively enacted by the end of the reporting period.

A provision is recognized for those matters for which the tax determination is uncertain but it is considered probable that there will be a future outflow of funds to a tax authority. The provisions are measured at the best estimate of the amount expected to become payable. The assessment is based on the judgment of tax professionals within the Group supported by previous experience in respect of such activities and in certain cases based on specialist independent tax advice.

Deferred taxation

Deferred tax is the tax expected to be payable or recoverable on differences between the carrying amounts of assets and liabilities in the financial statements and the corresponding tax bases used in the computation of taxable profit, and is accounted for using the liability method. Deferred tax liabilities are generally recognized for all taxable temporary differences and deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which deductible temporary differences can be utilized. Such assets and liabilities are not recognized if the temporary difference arises from the initial recognition (other than in a business combination) of other assets and liabilities in a transaction that affects neither the taxable profit nor the accounting profit. In addition, a deferred tax liability is not recognized if the temporary difference arises from the initial recognition of goodwill.

Deferred tax liabilities are recognized for taxable temporary differences arising on investments in subsidiaries and associates, and interests in joint ventures, except where the Group is able to control the reversal of the temporary difference and it is probable that the temporary difference will not reverse in the foreseeable future. Deferred tax assets arising from deductible temporary differences associated with such investments and interests are only recognized to the extent that it is probable that there will be sufficient taxable profits against which to utilize the benefits of the temporary differences and they are expected to reverse in the foreseeable future.

The carrying amount of deferred tax assets is reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of the asset to be recovered.

Deferred tax is calculated at the tax rates that are expected to apply in the period when the liability is settled or the asset is realized based on tax laws and rates that have been enacted or substantively enacted at the reporting date.

The measurement of deferred tax liabilities and assets reflects the tax consequences that would follow from the manner in which the Group expects, at the end of the reporting period, to recover or settle the carrying amount of its assets and liabilities.

Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets against current tax liabilities and when they relate to income taxes levied by the same taxation authority and the Group intends to settle its current tax assets and liabilities on a net basis.

Current income tax is the expected tax expense, payable or receivable on taxable income or loss for the period, using tax rates enacted or substantively enacted at reporting date.

The Group has no income tax reported due to losses incurred in both periods presented.

Property, Plant and Equipment

Items of property, plant and equipment are initially recognized at cost. As well as the purchase price, cost includes directly attributable costs and the estimated present value of any future unavoidable costs of dismantling and removing items. The corresponding liability is recognized within provisions. They are subsequently measured at cost less accumulated depreciation and impairment losses.

Depreciation is provided on all items of property, plant and equipment so as to write off their carrying value over their expected useful economic lives or in the case of the right of use asset, over the shorter period of lease term and useful life of the underlying asset. Depreciation is provided at the following rates:

Computer equipment — 20% per annum straight line

The estimated useful life, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis.

Loan Receivable

Loan receivables are measured at amortized cost using the effective interest method, less any impairment losses, within the scope of IFRS 2. Interest receivable is included in financing income.

Intangible Assets

Intangible assets comprise of acquired in-process research and development (“IPR&D”) and was initially recognized at cost, which was the consideration paid upon the asset acquisition of NewAmsterdam Pharma B.V. in 2020. In connection with the asset acquisition, contingent consideration for future profit rights and IPO share right was initially recognized as contingent consideration and had not been included in the carrying amount of the asset at acquisition. Management deemed that the events considered in estimating the contingent consideration were uncertain and could not be reliably estimated. For these reasons, the Company accounted for the contingent consideration under the cost accumulation model and not initially recognize a liability.

In accordance with IFRS 2, the additional contingent consideration paid for the IPR&D asset in exchange for shares in the Company upon the Closing Date (as defined below) is a share-based payment that is to be recognized at its fair value upon the date of the exchange. Payments for acquired in-process research and development projects obtained through in-licensing arrangements are capitalized as intangible assets provided that they are separately identifiable, controlled by the Company and expected to provide future economic benefits. Refer to Note 4 and Note 15 for additional details behind the acquisition and related cost recognized as IPR&D. The acquired IPR&D asset is regarded as having an indefinite useful life while in-progress as there is no foreseeable limit to the period over which the asset is expected to generate future cash flows, and the useful life will be determined once finalized.

Impairment of Intangible Assets

At each reporting date, the Group reviews the carrying amounts of its intangible assets with a definite life to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the asset is estimated to determine the extent of the impairment loss (if any). Where the asset does not generate cash flows that are independent from other assets, the Group estimates the recoverable amount of the cash-generating unit to which the asset belongs. A cash generating unit is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. When a reasonable and consistent basis of allocation can be identified, corporate assets are also allocated to individual cash-generating units, or otherwise they are allocated to the smallest group of cash-generating units for which a reasonable and consistent allocation basis can be identified.

Intangible assets with an indefinite useful life are tested for impairment at least annually and whenever there is an indication at the end of a reporting period that the asset may be impaired.

Recoverable amount is the higher of fair value less costs of disposal and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. The value in use amount is sensitive to the discount rate used in our discounted cash flow model as well as the expected future cash-inflows and the growth rate used for extrapolation purposes. Future cash flows are dependent on internal budgets and forecasts, whereas the discount rate depends on the interest rate and risk premium associated with the asset. Assumptions and estimates about future values of intangible assets are complex and subjective. They can be affected by a variety of factors, including external factors such as industry and economic trends, and internal factors such as changes in business strategy and internal forecasts.

If the recoverable amount of an asset (or cash-generating unit) is estimated to be less than its carrying amount, the carrying amount of the asset (or cash-generating unit) is reduced to its recoverable amount. An impairment loss is recognized immediately in profit or loss.

At the end of each reporting period, the Group determines if there is any indication a previously impaired intangible asset, excluding goodwill, no longer exists, has had a change in the estimates used to determine the asset’s recoverable amount since the impairment loss was recognized. If indicators are identified, the Group determines if the recoverable amount is greater than its carrying amount. If the recoverable amount is greater than its carrying amount, impairment is reversed. Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash-generating unit) is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash-generating unit) in prior years. A reversal of an impairment loss is recognized immediately in profit or loss to the extent that it eliminates the impairment loss which has been recognized for the asset in prior years.

Financial Liabilities

Financial liabilities within the scope of IFRS 9 are classified as financial liabilities at fair value through profit or loss (“FVTPL”) or at amortized cost, as appropriate. The Group determines the classification of its financial liabilities at initial recognition. A financial liability is classified as at FVTPL if it is classified as held-for-trading, it is a derivative, or it is designated as such on initial recognition. Financial liabilities at FVTPL are measured at fair value and net gains and losses, including any financing expense, are recognized in profit or loss. Financing expense and foreign exchange gains and losses are recognized in profit or loss. Any gain or loss on derecognition is also recognized in profit or loss.

The Group’s financial liabilities include trade and other financial payables, derivative warrant liabilities and derivative earnout liability.

The net identifiable assets acquired in connection with the merger with FLAC included warrants that were issued in connection with FLAC’s Initial Public Offering (the “Public Warrants”) and the warrants issued by FLAC in a private offering which closed concurrently with its Initial Public Offering (the “Private Placement Warrants”) which are further described at Note 4. Those instruments fall within the scope of IAS 32 and have been classified as a derivative financial liability.

The derivative warrant liabilities and derivative earnout liability are accounted for as financial instruments measured at fair value through profit or loss, as their characteristics meet the definition of a derivative, as noted in Note 17. In accordance with IFRS 9, such derivative financial instruments were initially recognized at fair value and subsequently remeasured at fair value through profit or loss.

The Group derecognizes a financial liability when its contractual obligations are discharged or cancelled or expire. The Group also derecognizes a financial liability when its terms are modified and the cash flows of the modified liability are substantially different, in which case a new financial liability based on the modified terms is recognized at fair value. On derecognition of a financial liability, the difference between the carrying amount extinguished and the consideration paid (including any non-cash assets transferred or liabilities assumed) is recognized in profit or loss. The cash flows regarding financial liabilities are presented as gross in the consolidated statement of cash flows regardless of their maturity date.

Cash

Cash comprise cash and short-term bank deposits with an original maturity of three months or less. The carrying amount of these assets is approximately equal to their fair value due to their short term nature. Cash at the end of the reporting period as shown in the consolidated statement of cash flows can be reconciled to the related items in the consolidated reporting position as shown below.

Equity and reserves

No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Company’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in share premium.

An equity instrument is any contract that evidences a residual interest in the assets of an entity after deducting all of its liabilities. Equity instruments issued by the Company are recognized at the proceeds received, net of direct issue costs.

Share-based Payments

The Company operates equity-settled share-based payment arrangements, under which the Company and its subsidiaries receive services from directors, employees and others providing similar services as consideration for equity instruments of the Company.

The Company determines the fair value of the share-based payment awards at the grant date, including the impact of any market conditions and non-vesting conditions, and recognizes an expense for the services received over the service period, with a corresponding increase in equity. For awards with graded-vesting features, each installment of the award is treated as a separate grant, which means that each installment is separately expensed over the related vesting period. At the end of each reporting period, service conditions and non-market vesting conditions are taken into account when estimating the number of awards that will ultimately vest.

The total amount to be expensed for services received is determined by reference to the grant date fair value of the awards. For options, the grant date fair value is determined using an option valuation model. For restricted stock units, the grant date fair value is equal to the closing share price at the grant date.

Determining the fair value of share-based payment transactions requires the most appropriate valuation for the specific program, which depends on the underlying terms and conditions. This estimate also requires the determination of the most appropriate inputs to the valuation model, including the fair value of the share option. Management determines the value of share-based awards at the respective grant date and at the end of each reporting period with the assistance of a third-party valuation specialist using certain assumptions, such as share price volatility, the determination of an appropriate risk-free interest rate and expected dividends. For options granted under the Company’s long-term incentive plan, the total amount to be expensed for services received is determined by reference to the grant date fair value of the options granted as determined using the Black-Scholes pricing model. The Black-Scholes model requires management to make assumptions and judgments about the variables used in the calculations, including the expected term (weighted-average period of time that the options granted are expected to be outstanding), the expected volatility of Ordinary Shares, the related risk-free interest rate and the expected dividend. Changes in these estimates can have a material effect on share-based expenses recognized.

If the terms and conditions on which an award was granted are modified, the Company recognizes the effects of the modification if it increases the total fair value of the share-based payment arrangement or is otherwise beneficial to the participant. If an award is cancelled or settled during the vesting period and a new award is granted as a replacement award, the Company accounts for the grant of the replacement award as a modification. The incremental fair value is the difference between the fair value of the replacement award and the net fair value of the cancelled award at the date the replacement award is granted. If an incremental fair value is granted, it is recognized over the remaining vesting period in addition to the expense recognized for the original award.

Employer social security contributions payable in connection with share-based payment awards are accounted for as cash-settled share-based payment transactions. The expense for such employer social security contributions is allocated over the vesting period based on the estimated fair value of the liability. From the end of the vesting period to the date of actual exercise of options, the fair value of the liability is remeasured, with any changes in fair value recognized in profit or loss.

Leases

Right of use asset

Leased assets are capitalized at the commencement date of the lease and comprise the initial amount, initial direct costs incurred when entering into the lease less any lease incentives. An impairment is undertaken for any right of use lease assets that shows indicators of impairment and an impairment less is recognized against any right of use lease assets that is impaired. Right of use assets are amortized straight-line over the shorter period of lease term and useful life of the underlying asset. See Note 22 for details of the leasing arrangement.

Lease liability

The lease liability is measured at the present value of the fixed and variable lease payments net of cash lease incentives that are not paid at the balance date. Lease payments are apportioned between the finance charges and reduction of the lease liability using the incremental borrowing rate implicit in the lease to achieve a constant rate of interest on the remaining balance of the liability. Lease payments for buildings exclude services fees for cleaning and other costs. Lease modifications are accounted for as a new lease with an effective date of the modification.

Fair value measurement

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value of a liability reflects its non-performance risk.

The Group measures the fair value of an instrument using the quoted price in an active market for that instrument, if that price is available. A market is regarded as ‘active’ if transactions for the asset or liability take place with sufficient frequency and volume to provide pricing information on an ongoing basis.

If there is no quoted price in an active market, then the Group uses valuation techniques that maximize the use of relevant observable inputs and minimize the use of unobservable inputs. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction.

The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. All assets and liabilities for which fair value is measured or disclosed in the consolidated financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:

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Level 1: Quoted (unadjusted) market prices in active markets for identical assets or liabilities.
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Level 2: Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).
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Level 3: Inputs for the asset or liability that are not based on observable market data (unobservable inputs).

If the inputs used to measure the fair value of an asset or a liability fall into different levels of the fair value hierarchy, then the fair value measurement is categorized in its entirety in the same level of the fair value hierarchy as the lowest level input that is significant to the entire measurement.

For assets and liabilities that are recognized in the consolidated financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole), at the end of each reporting period.

New and Amended IFRS Standards that are Effective for the Current Year

New standards and interpretations effective for the annual period beginning on January 1, 2022 did not have any material impact on the Company's consolidated financial statements.

Annual Improvements to IFRS Standards 2018-2020 — Amendments to IFRS 1 — First-Time Adoption of International Financial Reporting Standards (Effective January 1, 2022)

The amendment permits a subsidiary that applies paragraph D16(a) of IFRS 1 to measure cumulative translation differences using the amounts reported by its parent, based on the parent’s date of transition to IFRSs.

Annual Improvements to IFRS Standards 2018-2020 — Amendments to IFRS 9 — Financial Instruments (Effective January 1, 2022)

The amendment clarifies fees in the applying the ‘10 percent’ test for derecognition of financial liabilities.

Annual Improvements to IFRS Standards 2018-2020 — Amendments to IAS 41 — Agriculture (Effective January 1, 2022)

The amendment removes the requirement in paragraph 22 of IAS 41 for entities to exclude taxation cash flows when measuring the fair value of a biological asset using a present value techniqueremoves the requirement in paragraph 22 of IAS 41 for entities to exclude taxation cash flows when measuring the fair value of a biological asset using a present value technique.removes the requirement in paragraph 22 of IAS 41 for entities to exclude taxation cash flows when measuring the fair value of a biological asset using a present value technique..

Amendments to IFRS 3 — Reference to the Conceptual Framework (Effective January 1, 2022)

The amendments add to IFRS 3 a requirement that, for obligations within the scope of IAS 37, an acquirer applies IAS 37 to determine whether at the acquisition date a present obligation exists as a result of past events. For a levy that would be within the scope of IFRIC 21 Levies, the acquirer applies IFRIC 21 to determine whether the obligating event that gives rise to a liability to pay the levy has occurred by the acquisition date. Finally, the amendments add an explicit statement that an acquirer does not recognize contingent assets acquired in a business combination.

Amendments to IAS 16 — Property, Plant and Equipment — Proceeds before Intended Use (Effective January 1, 2022)

The amendments prohibit deducting from the cost of an item of property, plant and equipment any proceeds from selling items produced before that asset is available for use. Consequently, an entity recognizes such sales proceeds and related costs in profit or loss and measures the cost of those items in accordance with IAS 2 Inventories.

The amendments also clarify the meaning of ‘testing whether an asset is functioning properly’. IAS 16 now specifies this as assessing whether the technical and physical performance of the asset is such that it is capable of being used in the production or supply of goods or services, for rental to others, or for administrative purposes. If not presented separately in the statement of comprehensive income, the financial statements shall disclose the amounts of proceeds and cost included in profit or loss that relate to items produced that are not an output of the entity’s ordinary activities, and which line item(s) in the statement of comprehensive income include(s) such proceeds and cost.

Amendments to IAS 37 — Onerous Contracts — Cost of Fulfilling a Contract (Effective January 1, 2022)

The amendments specify that the ‘cost of fulfilling’ a contract comprises the ‘costs that relate directly to the contract’. Costs that relate directly to a contract consist of both the incremental costs of fulfilling that contract (examples would be direct labor or materials) and an allocation of other costs that relate directly to fulfilling contracts (an example would be the allocation of the depreciation charge for an item of property, plant and equipment used in fulfilling the contract). The amendments apply to contracts for which the entity has not yet fulfilled all its obligations at the beginning of the annual reporting period in which the entity first applies the amendments. Comparatives are not restated. Instead, the entity shall recognize the cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings or other component of equity, as appropriate, at the date of initial application.

New Standards, Interpretations and Amendments Issued but Not Yet Adopted by the Company

At the date of authorization of these financial statements, the Company has not applied the following new and revised IFRS Standards that have been issued but are not yet effective. The amendments to the standards and interpretations presented are not expected to have a material impact on the consolidated financial statements in future periods. Any new or amended standards and interpretations that are not deemed relevant to the Group’s consolidated financial position and results of operations are not listed.

Amendments to IAS 1 — Presentation of Financial Statements — Classification of liabilities as Current and Non-current (Effective January 1, 2023)

The amendments to IAS 1 affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expense, or the information disclosed about those items.

The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

Amendments to IAS 1 — Presentation of Financial Statements and IFRS Practice Statement 2 — Making Materiality Judgments — Disclosure of Accounting Policies (Effective January 1, 2023)

The amendments change the requirements in IAS 1 with regard to disclosure of accounting policies. The amendments replace all instances of the term ‘significant accounting policies’ with ‘material accounting policy information’. Accounting policy information is material if, when considered together with other information included in an entity’s financial statements, it can reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements.

The supporting paragraphs in IAS 1 are also amended to clarify that accounting policy information that relates to immaterial transactions, other events or conditions is immaterial and need not be disclosed. Accounting policy information may be material because of the nature of the related transactions, other events or conditions, even if the amounts are immaterial. However, not all accounting policy information relating to material transactions, other events or conditions is itself material.

The Board has also developed guidance and examples to explain and demonstrate the application of the ‘four-step materiality process’ described in IFRS Practice Statement 2.

Amendments to IAS 8 — Accounting Policies, Changes in Accounting Estimates and Errors — Definition of Accounting Estimates (Effective January 1, 2023)

The amendments replace the definition of a change in accounting estimates with a definition of accounting estimates. Under the new definition, accounting estimates are “monetary amounts in financial statements that are subject to measurement uncertainty.”

The definition of a change in accounting estimates was deleted. However, the Board retained the concept of changes in accounting estimates in the Standard with the following clarifications:

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A change in accounting estimate that results from new information or new developments is not the correction of an error.
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The effects of a change in an input or a measurement technique used to develop an accounting estimate are changes in accounting estimates if they do not result from the correction of prior period errors.

Amendments to IAS 12 — Income Taxes — Deferred Tax related to Assets and Liabilities arising from a Single Transaction (Effective January 1, 2023)

The amendments introduce a further exception from the initial recognition exemption. Under the amendments, an entity does not apply the initial recognition exemption for transactions that give rise to equal taxable and deductible temporary differences.

Depending on the applicable tax law, equal taxable and deductible temporary differences may arise on initial recognition of an asset and liability in a transaction that is not a business combination and affects neither accounting nor taxable profit. For example, this may arise upon recognition of a lease liability and the corresponding right-of-use asset applying IFRS 16 at the commencement date of a lease.

Following the amendments to IAS 12, an entity is required to recognize the related deferred tax asset and liability, with the recognition of any deferred tax asset being subject to the recoverability criteria in IAS 12.

The amendments apply to transactions that occur on or after the beginning of the earliest comparative period presented. In addition, at the beginning of the earliest comparative period an entity recognizes:

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A deferred tax asset (to the extent that it is probable that taxable profit will be available against which the deductible temporary difference can be utilized) and a deferred tax liability for all deductible and taxable temporary differences associated with:
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Right-of-use assets and lease liabilities; or
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Decommissioning, restoration and similar liabilities and the corresponding amounts recognized as part of the cost of the related asset.
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The cumulative effect of initially applying the amendments as an adjustment to the opening balance of retained earnings (or other component of equity, as appropriate) at that date.

The impact on the Company of the related amendment is still under evaluation.

Amendments to IAS 1 — Presentation of Financial Statements — Classification of Liabilities as Current or Non-current, and Non-current Liabilities with Covenants (Effective January 1, 2024)

Published in 2020 and 2022 respectively, clarify that the classification of liabilities as current or noncurrent is based solely on a company’s right to defer settlement for at least 12 months at the reporting date. The right needs to exist at the reporting date and must have substance.

Only covenants with which a company must comply on or before the reporting date may affect this right. Covenants to be complied with after the reporting date do not affect the classification of a liability as current or noncurrent at the reporting date. However, disclosure about covenants is now required to help users understand the risk that those liabilities could become repayable within 12 months after the reporting date.

The amendments also clarify that the transfer of a company’s own equity instruments is regarded as settlement of a liability. If a liability has any conversion options, then those generally affect its classification as current or noncurrent, unless these conversion options are recognized as equity under IAS 32, Financial Instruments: Presentation.

The impact on the Company of the related amendment is still under evaluation.